Annual Fund Operating Expenses - SA Franklin US Equity Smart Beta Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.49%
Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.66%
Class 3
Operating Expenses:
Management Fees	0.49%
Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.93%